Related party transactions - Summary of Key Management Transactions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure Of Related Party [Abstract]
Management salaries	$ 275	$ 2,288	$ 1,332	$ 1,453
Directors' fees	102	209	332	442
Share-based compensation	788	1,713	1,701	1,628
Total	$ 1,165	$ 4,210	$ 3,365	$ 3,523